Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets	$ 14.4	$ 15.4	$ 16.6